Stockholders’ Equity (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 12, 2025	Oct. 03, 2022	Nov. 26, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 23, 2021
Common stock, par value								$ 0.001	$ 0.001
Stock based compensation expense								$ 0	$ 50,000
Twin Vee Powercarsco [Member]
Common stock, par value				$ 0.001		$ 0.001		$ 0.001
Outstanding warrants to purchase an aggregate shares				56,237		56,237		56,237
Grant option acquire common shares	2,800,000
Exercise price	$ 0.12
Grant-date fair value						$ 188,761
Director [Member]
Shares remaining available for grant								948,089
Director [Member] | Twin Vee Powercarsco [Member]
Shares remaining available for grant				100,434		100,434
Twin Vee [Member]
Stock based compensation expense								$ 417,375	557,479
Dividend yield								0.00%
Options unvested								961,405
Exercise price								$ 4.32
Grant-date fair value								$ 266,500	$ 39,960
Twin Vee [Member] | Twin Vee Powercarsco [Member]
Stock based compensation expense				$ 63,897	$ 278,867	$ 179,493	$ 1,022,894
Dividend yield						0.00%
Options unvested						105,211
Twin Vee [Member] | Common Stock Issuance [Member]
Aggregate shares		2,500,000						562,373
Common stock, par value		$ 0.001
Price per share		$ 2.75
Gross proceeds		$ 6,875,000
Number of shares issued		143,750	5,354,480
Share price		$ 3.4375
Twin Vee [Member] | Common Stock Warrants [Member]
Warrants outstanding		143,750	105,501							150,000
Warrants weighted-average exercise		$ 3.4375	$ 10.22							$ 7.50
Warrants activity								0
Twin Vee [Member] | Common Stock Warrants [Member] | Twin Vee Powercarsco [Member] | Underwriters [Member]
Warrants outstanding		14,375	10,550							15,000
Warrants weighted-average exercise		$ 34.38	$ 102.20							$ 75.00
Expire date		September 28, 2027	August 11, 2027							July 20, 2026
Twin Vee [Member] | Common Stock Warrants One [Member]
Number of shares issued			5,354,480
Warrants outstanding			163,122
Warrants weighted-average exercise			$ 3.07
Twin Vee [Member] | Common Stock Warrants One [Member] | Twin Vee Powercarsco [Member] | Underwriters [Member]
Warrants outstanding			16,312
Warrants weighted-average exercise			$ 30.70
Expire date			June 12, 2028
Forza [Member]
Stock based compensation expense			$ 759,765
Dividend yield								0.00%
Exercise price									$ 2.79
Grant-date fair value									$ 287,835